Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
EXOR S.p.A
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.30%
Iveco-Oto Melara Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 203		$ 277
Brembo Group [Member]
Related Party Transaction [Line Items]
Cost of goods sold		$ 25